RELATED PARTY INFORMATION - Schedule of Related Party Transactions (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018	Dec. 31, 2018
FCA Group
Related Party Transaction [Line Items]
Net sales	$ 202	$ 197	$ 362	$ 396
Cost of goods sold	83	126	196	262
Selling, general and administrative expenses	35	38	68	76
Trade receivables	10		10		$ 10
Trade payables	84		84		118
Unconsolidated subsidiaries and affiliates
Related Party Transaction [Line Items]
Net sales	251	325	502	644
Cost of goods sold	150	$ 148	256	$ 243
Trade receivables	141		141		107
Trade payables	$ 92		$ 92		$ 103